Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 67,450	$ 37,000	$ 124,802	$ 67,179	$ 155,859
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,145	35,130	109,345	61,914	137,555
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,446	986	8,827	3,258	9,847
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,859	$ 884	$ 6,630	$ 2,007	$ 8,457